Commitments and Contingent Liabilities (Details) - USD ($)			12 Months Ended
	Dec. 01, 2020	Feb. 02, 2016	Dec. 31, 2023
Commitments and Contingent Liabilities [Line Items]
Secure rent payments (in Dollars)			$ 3,152
Aggregate amount (in Dollars)			$ 5,445
Royalty rate			7.00%
Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			$ 6,699
Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			474
Potential payment (in Dollars)		$ 1,500
HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Milestone number of ordinary stock options (in Dollars)			$ 271,588
Stock option exercise price (in Dollars per share)			$ 4.42
Future sales of the developed products [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			100.00%
Future sales of the developed products [Member] | Minimum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.00%
Future sales of the developed products [Member] | Maximum [Member] | Israeli Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%
Future gross revenues [Member] | Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate		2.00%
Net sales of all of the Company’s products [Member] | Ramot [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			2.50%
Net sales of Company products sold by the Company’s licensees [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			0.65%
Reimbursement price [Member] | HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%
Distribution receipts [Member] | HekaBio K.K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			10.00%
Sales Of Alpha Radiation Products [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			0.75%
Sales Of Product Containing Intellectual Property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			1.50%
License revenues to jointly developed intellectual property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			4.00%
License revenues that relate to intellectual property [Member] | Bgn Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			8.00%
Revenue Generated From Patent [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	5.00%
Net Sales Squamous Cell Carcinoma [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	2.00%